Net Loss Per Share Attributable to Common Stockholders (Tables)	12 Months Ended
Dec. 31, 2025
Net Loss Per Share Attributable to Common Stockholders [Abstract]
Schedule of Calculation of Basic and Diluted Net Loss Per Share

The following table presents the calculation of basic and diluted net loss per share attributable to common stockholders for the years ended December 31, 2025, 2024 and 2023.

	January 1 - Dec 31, 2025	January 1 - Dec 31, 2024	January 1 - Dec 31, 2023
Numerator:
Net loss attributable to common stockholders	(41,446,038)	(73,880,982)	(33,814,719)

Denominator:
Basic and diluted weighted-average shares outstanding	78,047,498	58,966,238	50,578,134

Loss per share:
Basic and diluted loss per share	(0.53)	(1.25)	(0.67)

Schedule of Dilutive Outstanding Securities Excluded From Computation of Diluted Net Loss Per Share

The following potentially dilutive outstanding securities were excluded from the computation of diluted net loss per share because their effect would have been anti-dilutive for the periods presented:

	December 31,	December 31,	December 31,
	2025	2024	2023

Stock options	3,335,989	2,038,017	1,065,691
Warrants	-	-	-